Gross Unrealized Losses and Fair Value (Detail) (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule of Available-for-sale Securities [Line Items]
Fair Value, Total		$ 814,000	$ 27,029,000
State and political subdivisions
Schedule of Available-for-sale Securities [Line Items]
Fair Value Less than 12 Months	547,000		8,411,000
Unrealized Losses Less than 12 Months	(16,000)		(365,000)
Fair Value 12 Months or More		476,000	1,568,000
Unrealized Losses 12 Months or More		(3,000)	(105,000)
Fair Value, Total	547,000	476,000	9,979,000
Losses, Total	(16,000)	(3,000)	(470,000)
Mortgage-backed securities-Government sponsored entities (GSE) residential
Schedule of Available-for-sale Securities [Line Items]
Fair Value Less than 12 Months	3,658,000	109,000	9,002,000
Unrealized Losses Less than 12 Months	(23,000)	(1,000)	(154,000)
Fair Value 12 Months or More	23,000
Fair Value, Total	3,681,000	109,000	9,002,000
Losses, Total	(24,000)	(1,000)	(154,000)
Preferred stock
Schedule of Available-for-sale Securities [Line Items]
Fair Value Less than 12 Months	13,000		11,000
Unrealized Losses Less than 12 Months	(2,000)		(3,000)
Fair Value 12 Months or More		229,000
Unrealized Losses 12 Months or More		(1,000)
Fair Value, Total	13,000	229,000	11,000
Losses, Total	(2,000)	(1,000)	(3,000)
Temporarily Impaired Securities
Schedule of Available-for-sale Securities [Line Items]
Fair Value Less than 12 Months	10,529,000	109,000	25,348,000
Unrealized Losses Less than 12 Months	(115,000)	(1,000)	(739,000)
Fair Value 12 Months or More	49,000	705,000	1,681,000
Unrealized Losses 12 Months or More	(1,000)	(4,000)	(107,000)
Fair Value, Total	10,578,000	814,000	27,029,000
Losses, Total	(116,000)	(5,000)	(846,000)
U. S. government agencies
Schedule of Available-for-sale Securities [Line Items]
Fair Value Less than 12 Months	6,311,000		7,788,000
Unrealized Losses Less than 12 Months	(74,000)		(216,000)
Fair Value, Total	6,311,000		7,788,000
Losses, Total	(74,000)		(216,000)
SBA guaranteed
Schedule of Available-for-sale Securities [Line Items]
Fair Value Less than 12 Months			136,000
Unrealized Losses Less than 12 Months			(1,000)
Fair Value 12 Months or More	26,000		113,000
Unrealized Losses 12 Months or More	(1,000)		(2,000)
Fair Value, Total	26,000		249,000
Losses, Total			$ (3,000)